Cover	Dec. 26, 2021	Feb. 08, 2021	Aug. 05, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date		Feb. 08, 2021
Entity Registrant Name		BGSF, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-36704
Entity Tax Identification Number		26-0656684
Entity Address, Address Line One		5850 Granite Parkway, Suite 730
Entity Address, City or Town		Plano
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		75024
City Area Code		972
Local Phone Number		692-2400
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company			false
Title of 12(b) Security		Common Stock
Trading Symbol		BGSF
Security Exchange Name		NYSE
Entity Central Index Key			0001474903
Amendment Flag			false
Current Fiscal Year End Date	--12-26